Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Total cash, cash equivalents and restricted cash are as follows:

	September 30, 2018	December 31, 2017	September 30, 2017	December 31, 2016
	$	$	$	$
Cash and cash equivalents	385,352	445,452	453,283	567,994
Restricted cash – current	38,231	38,179	27,848	107,672
Restricted cash – non-current	34,880	68,543	74,301	129,576
	458,463	552,174	555,432	805,242